Reserves (Details Narrative)	12 Months Ended
	Apr. 30, 2025 USD ($) shares	Apr. 30, 2025 SGD ($) shares
IfrsStatementLineItems [Line Items]
Ordinary shares amount	$ 1
Ordinary shares [member] | Mr. Lim [member]
IfrsStatementLineItems [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates | shares	500,000	500,000
Ordinary shares amount		$ 500,000
Ordinary shares [member] | Herlin [member]
IfrsStatementLineItems [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates | shares	500,000	500,000
Ordinary shares amount		$ 500,000